Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 20.3	$ 84.5
Federal
Operating Loss Carryforwards [Line Items]
NOL carryforwards	374.7
Federal | Research and Development
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	12.6
State
Operating Loss Carryforwards [Line Items]
NOL carryforwards	280.3
State | Research and Development
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	0.8
Local
Operating Loss Carryforwards [Line Items]
NOL carryforwards	65.1
Pre-2018 | Federal
Operating Loss Carryforwards [Line Items]
NOL carryforwards	120.0
Post-2017 | Federal
Operating Loss Carryforwards [Line Items]
NOL carryforwards	$ 254.7